Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHERN FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 31, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
GLOBAL REAL ESTATE INDEX FUND
SUPPLEMENT DATED OCTOBER 26, 2021 TO PROSPECTUS DATED JULY 31, 2021
The “Average Annual Total Return” table and related disclosure in the section entitled “FUND SUMMARIES – Global Real Estate Index Fund – Fund Performance” on page 49 of the Prospectus for the Global Real Estate Index Fund is replaced with the following:
AVERAGE ANNUAL TOTAL RETURN
(For the periods ended December 31, 2020)

	Inception Date	1‑Year	5‑Years	10‑Years	Since Inception
Shares Class	7/26/06
Returns before taxes		(8.38)%	4.67%	5.38%	3.34%
Returns after taxes on distributions		(8.55)%	3.38%	4.26%	2.26%
Returns after taxes on distributions and sale of Fund shares		(4.87)%	3.07%	3.80%	2.16%
MSCI® ACWI® IMI Core Real Estate Index (reflects no deduction for fees, expenses, or taxes)		(8.83)%	4.34%	5.68%	3.63%
After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their shares through tax‑advantaged arrangements, such as 401(k) plans or individual retirement accounts.
In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns after taxes on distributions and sale of fund shares to be greater than the Returns after taxes on distributions or even the Returns before taxes.

NORTHERN GLOBAL REAL ESTATE INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
GLOBAL REAL ESTATE INDEX FUND
SUPPLEMENT DATED OCTOBER 26, 2021 TO PROSPECTUS DATED JULY 31, 2021
The “Average Annual Total Return” table and related disclosure in the section entitled “FUND SUMMARIES – Global Real Estate Index Fund – Fund Performance” on page 49 of the Prospectus for the Global Real Estate Index Fund is replaced with the following:
AVERAGE ANNUAL TOTAL RETURN
(For the periods ended December 31, 2020)

	Inception Date	1‑Year	5‑Years	10‑Years	Since Inception
Shares Class	7/26/06
Returns before taxes		(8.38)%	4.67%	5.38%	3.34%
Returns after taxes on distributions		(8.55)%	3.38%	4.26%	2.26%
Returns after taxes on distributions and sale of Fund shares		(4.87)%	3.07%	3.80%	2.16%
MSCI® ACWI® IMI Core Real Estate Index (reflects no deduction for fees, expenses, or taxes)		(8.83)%	4.34%	5.68%	3.63%
After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their shares through tax‑advantaged arrangements, such as 401(k) plans or individual retirement accounts.
In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns after taxes on distributions and sale of fund shares to be greater than the Returns after taxes on distributions or even the Returns before taxes.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2020)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their shares through tax‑advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns after taxes on distributions and sale of fund shares to be greater than the Returns after taxes on distributions or even the Returns before taxes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their shares through tax‑advantaged arrangements, such as 401(k) plans or individual retirement accounts.
In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns after taxes on distributions and sale of fund shares to be greater than the Returns after taxes on distributions or even the Returns before taxes.

NORTHERN GLOBAL REAL ESTATE INDEX FUND | NORTHERN GLOBAL REAL ESTATE INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(8.38%)
5-Years	rr_AverageAnnualReturnYear05	4.67%
10-Years	rr_AverageAnnualReturnYear10	5.38%
Since Inception	rr_AverageAnnualReturnSinceInception	3.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 26, 2006
NORTHERN GLOBAL REAL ESTATE INDEX FUND | Returns after taxes on distributions | NORTHERN GLOBAL REAL ESTATE INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(8.55%)
5-Years	rr_AverageAnnualReturnYear05	3.38%
10-Years	rr_AverageAnnualReturnYear10	4.26%
Since Inception	rr_AverageAnnualReturnSinceInception	2.26%
NORTHERN GLOBAL REAL ESTATE INDEX FUND | Returns after taxes on distributions and sale of Fund shares | NORTHERN GLOBAL REAL ESTATE INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(4.87%)
5-Years	rr_AverageAnnualReturnYear05	3.07%
10-Years	rr_AverageAnnualReturnYear10	3.80%
Since Inception	rr_AverageAnnualReturnSinceInception	2.16%
NORTHERN GLOBAL REAL ESTATE INDEX FUND | MSCI® ACWI® IMI Core Real Estate Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(8.83%)
5-Years	rr_AverageAnnualReturnYear05	4.34%
10-Years	rr_AverageAnnualReturnYear10	5.68%
Since Inception	rr_AverageAnnualReturnSinceInception	3.63%